Installment Loans (Changes in Allowance for Uncollectible Accounts Relating to Purchased Loans) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2018		Mar. 31, 2017		Mar. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		¥ 59,227		¥ 60,071		¥ 72,326
Provision (Reversal)		17,265		22,667		11,717
Charge-offs		(20,566)		(22,756)		(18,685)
Recoveries		1,101		934		1,181
Other		(2,355)	[1]	(1,689)	[2]	(6,468)	[1]
Ending balance		54,672		59,227		60,071
Purchased loans
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance	[3]	6,061		8,233		10,717
Provision (Reversal)	[3]	(539)		(1,247)		(1,308)
Charge-offs	[3]	(1,375)		(841)		(1,236)
Recoveries	[3]	152		232		232
Other	[3],[4]	(7)	[1]	(316)	[2]	(172)	[1]
Ending balance	[3]	¥ 4,292		¥ 6,061		¥ 8,233

[1]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to deconsolidated subsidiaries. Additionally, other in non-recourse loans includes a decrease of ¥5,265 million due to the sale of controlling class interests of a certain VIE, which was formerly consolidated, to a third party and resulting in deconsolidation of that VIE.
[2]	Other mainly includes foreign currency translation adjustments and decrease in allowance related to deconsolidated subsidiaries.
[3]	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
[4]	Other includes foreign currency translation adjustments.